Annual Fund Operating Expenses ((Wells Fargo Advantage International Bond))	0 Months Ended
	Mar. 01, 2012
(Retail) | Class A
Operating Expenses:
Management Fees	0.52%
Distribution (12b-1) Fees	none
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.02%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.02%	[1]
(Retail) | Class B
Operating Expenses:
Management Fees	0.52%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.77%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.77%	[1]
(Retail) | Class C
Operating Expenses:
Management Fees	0.52%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.77%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.77%	[1]
(Administrator) | Administrator Class
Operating Expenses:
Management Fees	0.52%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[2]
(Institutional) | Institutional Class
Operating Expenses:
Management Fees	0.52%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.69%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.69%	[3]

[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.03% for Class A, 1.78% for Class B, and 1.78% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.73% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.